Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information (Unaudited) [Abstract]
QUARTERLY FINANCIAL INFORMATION (unaudited)

NOTE 24 — QUARTERLY FINANCIAL INFORMATION (unaudited)

The following is a summary of the unaudited quarterly results of operations. Holdings believes that all adjustments considered necessary for a fair presentation in accordance with generally accepted accounting principles have been included (in millions).

	Successor	Predecessor	Combined	Successor
	Quarter Ended March 31, 2011	January 1, 2011 through January 25, 2011	Quarter Ended March 31, 2011	Quarter Ended June 30, 2011	Quarter Ended September 30, 2011	Quarter Ended December 31, 2011
Net sales	$166.7	$78.8	$245.5	$251.9	$254.2	$237.4
Gross profit	22.8	18.5	41.3	60.2	63.2	53.6
Net income (loss) attributable to UCI Holdings Limited	(20.2)	(27.9)	(48.1)	5.9	2.0	(6.3)

	Predecessor
	Quarter Ended March 31, 2010	Quarter Ended June 30, 2010	Quarter Ended September 30, 2010	Quarter Ended December 31, 2010
Net sales	$230.3	$236.2	$241.5	$237.0
Gross profit	57.2	60.0	62.0	57.2
Net income attributable to UCI International, Inc.	6.6	8.9	4.4	3.1

Holdings’ quarterly results were affected by the gains and (losses) described in Notes 2, 3, 6, 12, 15 and 18. Below is a summary of the gains and (losses). None of these gains and (losses) affected net sales or gross profit. The amounts below are after-tax amounts (in millions):

		Successor	Predecessor	Combined	Successor
		Quarter Ended March 31, 2011	January 1, 2011 through January 25, 2011	Quarter Ended March 31, 2011	Quarter Ended June 30, 2011	Quarter Ended September 30, 2011	Quarter Ended December 31, 2011
Note 2	Merger and acquisition costs	$(5.2)	$(3.1)	$(8.3)	$(1.5)	$(0.1)	$—
Note 3	Restructuring costs	(0.1)	—	(0.1)	(0.4)	(0.1)	(0.2)
Note 6	Inventory step-up	(9.6)	—	(9.6)	(0.3)	—	—
Note 8	Trademark impairment loss	—	—	—	—	—	(2.3)
Note 12	Loss on early extinguishment of debt	—	(14.7)	(14.7)	—	—	—
Note 15	Antitrust litigation costs	(1.4)	(0.5)	(1.9)	(0.4)	(0.4)	(4.9)
Note 15	Patent litigation costs	—	(0.3)	(0.3)	(0.1)	(0.1)	—
Note 18	Stock-based compensation expense	—	(9.2)	(9.2)	—	—	—

		Predecessor
		Quarter Ended March 31, 2010	Quarter Ended June 30, 2010	Quarter Ended September 30, 2010	Quarter Ended December 31, 2010
Note 2	Merger and acquisition costs	$—	$—	$—	$—
Note 3	Restructuring costs	(1.3)	(0.2)	0.2	0.3
Note 12	Loss on early extinguishment of debt	—	—	(5.4)	—
Note 15	Antitrust litigation costs	(0.6)	(1.5)	(1.3)	(1.1)
Note 15	Patent litigation costs	(0.6)	(0.1)	—	(3.0)
Note 18	Stock-based compensation expense	(0.1)	—	(0.1)	(0.1)